Operations and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss), net of tax, included in Statement 4, consisted of the following at December 31:

	December 31,
(Millions of dollars)	2012		2011	2010
Foreign currency translation	$456		$206	$551
Pension and other postretirement benefits	(6,914)		(6,568)	(4,695)
Derivative financial instruments	(42)		(10)	45
Available-for-sale securities	67		44	48
Total accumulated other comprehensive income (loss)	$(6,433)	[1]	$(6,328)	$(4,051)